Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2021
Auditor's remuneration [Abstract]
Auditors Remuneration
Auditor’s remuneration as of December 31, 2021 is as follows:
(In millions of €)	December 31, 2021
Fees payable to Technip Energies' auditors for the audit of its annual financial statements	(1.8)
Fees payable to Technip Energies’ auditors and its associates for the audit of its subsidiaries	(3.7)
TOTAL FEES PAYABLE FOR AUDIT SERVICES	(5.5)
Audit related	—
Tax fees	—
All other fees	(0.9)
TOTAL FEES PAYABLE FOR OTHER SERVICES	(0.9)